LVIP Delaware Foundation® Aggressive Allocation Fund(Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Foundation® Aggressive Allocation Fund (fund) is to seek long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Foundation(R) Aggressive Allocation Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Foundation(R) Aggressive Allocation Fund		Standard Class	Service Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses (AFFE)		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	0.96%	1.21%
Less Fee Waiver and Expense Reimbursement	[2]	(0.20%)	(0.20%)
Net Expenses (After Fee Waiver)		0.76%	1.01%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.73% of average daily net assets of the fund (Service Class at 0.98%). The agreement will continue at least through April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example LVIP Delaware Foundation(R) Aggressive Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	78	286	511	1,160
Service Class	103	364	646	1,448

Expense Example, No Redemption LVIP Delaware Foundation(R) Aggressive Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	78	286	511	1,160
Service Class	103	364	646	1,448

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies
The fund is a "target risk fund", which bases its asset allocation around a level of risk consistent with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

	LVIP Delaware Foundation® Aggressive Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	40%	15 - 50%
International Equity	30%	15 - 50%
Emerging Markets	10%	0 - 20%
Global Real Estate	0%	0 - 20%
Bonds	18%	10 - 40%
Cash Equivalents	2%	0 - 10%
An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

U.S. Equity Small Cap Core: small companies evaluated based on both growth potential and value.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").

Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the fund's cash, short-term debt securities, and other money market instruments at times when the fund's assets are not fully invested. The fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Derivative Currency Transactions Risk: The exposure to changes in currency exchange rates could result in losses if currencies do not perform as anticipated. While derivative currency transactions may reduce exposure to currency risks, they may also reduce the ability to benefit from favorable changes in currency exchange rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation® Moderate Allocation Fund and the LVIP Delaware Foundation® Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods and the fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Aggressive Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 18% Barclays Capital U.S. Aggregate Index, 18% MSCI EAFE Value Index (net dividends), 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index (net dividends), 10% Russell 1000 Index, 10% MSCI Emerging Markets Index (net dividends), 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Aggressive Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Annual Total Returns

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 21.21%.The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.02%).

Average Annual Total Returns For periods ended 12/31/10
Average Annual Total Returns LVIP Delaware Foundation(R) Aggressive Allocation Fund	1 year	5 years	10 years	Life of class		Inception Date
Standard Class	12.48%	3.85%	3.65%
Standard Class S&P 500 Index	15.06%	2.29%	1.41%
Standard Class Aggressive Composite	12.58%	4.68%	5.14%
Service Class	12.21%	3.59%		6.59%	[1]	May 15, 2003
Service Class S&P 500 Index	15.06%	2.29%		5.88%	[1]	May 15, 2003
Service Class Aggressive Composite	12.58%	4.68%		9.14%	[1]	May 15, 2003
[1]	Since May 15, 2003.

LVIP Delaware Foundation® Conservative Allocation Fund(Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Foundation® Conservative Allocation Fund (fund) is to seek a combination of current income and preservation of capital with capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Foundation(R) Conservative Allocation Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Foundation(R) Conservative Allocation Fund		Standard Class	Service Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses (AFFE)		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	0.94%	1.19%
Less Fee Waiver and Expense Reimbursement	[2]	(0.19%)	(0.19%)
Net Expenses (After Fee Waiver and Expense Reimbursement)		0.75%	1.00%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of exepnse to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.73% of average daily net assets of the fund (Service Class at 0.98%). The agreement will continue at least through April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example LVIP Delaware Foundation(R) Conservative Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	77	281	502	1,137
Service Class	102	359	636	1,426

Expense Example, No Redemption LVIP Delaware Foundation(R) Conservative Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	77	281	502	1,137
Service Class	102	359	636	1,426

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 171% of the average value of its portfolio.

Principal Investment Strategies

The fund is a "target risk fund", which bases its asset allocation around a level of risk consistent with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

	LVIP Delaware Foundation® Conservative Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	20%	5 - 30%
International Equity	15%	5 - 30%
Emerging Markets	5%	0 - 10%
Global Real Estate	0%	0 - 15%
Bonds	58%	30 - 70%
Cash Equivalents	2%	0 - 20%
An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below: U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value. U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential. International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential. International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds). Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly. Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds"). Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the fund's cash, short-term debt securities, and other money market instruments at times when the fund's assets are not fully invested. The fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Derivative Currency Transactions Risk: The exposure to changes in currency exchange rates could result in losses if currencies do not perform as anticipated. While derivative currency transactions may reduce exposure to currency risks, they may also reduce the ability to benefit from favorable changes in currency exchange rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
Because the fund has a greater target percentage of assets allocated to fixed income investments and high yield bonds than the LVIP Delaware Foundation® Moderate Allocation Fund and the LVIP Delaware Foundation® Aggressive Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and high yield bonds.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods and the fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.Information has also been included for the Conservative Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 58% Barclays Capital U.S. Aggregate Index, 9% MSCI EAFE Value Index (net dividends), 6% Russell 1000 Growth Index, 6% Russell 1000 Value Index, 6% MSCI EAFE Growth Index (net dividends), 5% Russell 1000 Index, 5% MSCI Emerging Markets Index (net dividends), 3% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Conservative Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Annual Total Returns

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 13.45%.The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (15.82%).

Average Annual Total ReturnsFor periods ended 12/31/10
Average Annual Total Returns LVIP Delaware Foundation(R) Conservative Allocation Fund	1 year	5 years	10 years	Life of class		Inception Date
Standard Class	10.43%	2.76%	3.55%
Standard Class Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.84%
Standard Class Conservative Composite	9.85%	5.54%	5.75%
Service Class	10.15%	2.47%		4.16%	[1]	May 19, 2004
Service Class Barclays Capital U.S. Aggregate Index	6.54%	5.80%		5.59%	[1]	May 19, 2004
Service Class Conservative Composite	9.85%	5.54%		6.78%	[1]	May 19, 2004
[1]	*Since May 19, 2004.

LVIP Delaware Foundation® Moderate Allocation Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Foundation® Moderate Allocation Fund (fund) is to seek capital appreciation with current income as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and sell shares of the funds. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Foundation(R) Moderate Allocation Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Foundation(R) Moderate Allocation Fund		Standard Class	Service Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1 fees)		none	0.25%
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses (AFFE)		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.03%	1.28%
Less Expense Reimbursement	[2]	(0.27%)	(0.27%)
Net Expenses (After Fee Waiver and Expense Reimbursement)		0.76%	1.01%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.73% of average daily net assets of the fund (Service Class at 0.98%). The agreement will continue at least through April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example LVIP Delaware Foundation(R) Moderate Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	78	301	542	1,235
Service Class	103	379	676	1,522

Expense Example, No Redemption LVIP Delaware Foundation(R) Moderate Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	78	301	542	1,235
Service Class	103	379	676	1,522

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year end, the fund's portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies
The fund is a "target risk fund", which bases its asset allocation around a level of risk consistent with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.
	LVIP Delaware Foundation® Moderate Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	30%	10-40%
International Equity	22.5%	10-40%
Emerging Markets	7.5%	0-15%
Global Real Estate	0%	0-15%
Bonds	38%	20-50%
Cash Equivalents	2%	0-15%
An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below: U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value. U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy. U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential. International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential. International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds). Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly. Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the fund's cash, short-term debt securities, and other money market instruments at times when the fund's assets are not fully invested. The fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Derivative Currency Transactions Risk: The exposure to changes in currency exchange rates could result in losses if currencies do not perform as anticipated. While derivative currency transactions may reduce exposure to currency risks, they may also reduce the ability to benefit from favorable changes in currency exchange rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation® Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and high yield bonds than the LVIP Delaware Foundation® Aggressive Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and high yield bonds.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's one year, five year and ten year periods compare with those of a broad measure of market performance. Information has also been included for the Moderate Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 38% Barclays Capital U.S. Aggregate Index, 13.5% MSCI EAFE Value Index (net dividends), 9% Russell 1000 Growth Index, 9% Russell 1000 Value Index, 9% MSCI EAFE Growth Index (net dividends), 7.5% Russell 1000 Index, 7.5% MSCI Emerging Markets Index (net dividends), 4.5% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Moderate Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Annual Total Returns

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2001 at: 15.47%.The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (16.97%).

Average Annual Total Returns For periods ended 12/31/10
Average Annual Total Returns LVIP Delaware Foundation(R) Moderate Allocation Fund	1 year	5 years	10 years
Standard Class	11.00%	3.96%	2.08%
Service Class	10.73%	4.01%	2.00%
S&P 500 Index	15.06%	2.29%	1.41%
Moderate Composite	11.31%	5.20%	5.52%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	286
5 years	rr_ExpenseExampleYear05	511
10 years	rr_ExpenseExampleYear10	1,160
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	286
5 years	rr_ExpenseExampleNoRedemptionYear05	511
10 years	rr_ExpenseExampleNoRedemptionYear10	1,160
Annual Return 2001	rr_AnnualReturn2001	(7.88%)
Annual Return 2002	rr_AnnualReturn2002	(11.89%)
Annual Return 2003	rr_AnnualReturn2003	20.40%
Annual Return 2004	rr_AnnualReturn2004	13.54%
Annual Return 2005	rr_AnnualReturn2005	6.80%
Annual Return 2006	rr_AnnualReturn2006	14.51%
Annual Return 2007	rr_AnnualReturn2007	6.37%
Annual Return 2008	rr_AnnualReturn2008	(33.22%)
Annual Return 2009	rr_AnnualReturn2009	31.99%
Annual Return 2010	rr_AnnualReturn2010	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
1 year	rr_AverageAnnualReturnYear01	12.48%
5 years	rr_AverageAnnualReturnYear05	3.85%
10 years	rr_AverageAnnualReturnYear10	3.65%
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Standard Class | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Standard Class | Aggressive Composite
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.58%
5 years	rr_AverageAnnualReturnYear05	4.68%
10 years	rr_AverageAnnualReturnYear10	5.14%
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	364
5 years	rr_ExpenseExampleYear05	646
10 years	rr_ExpenseExampleYear10	1,448
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	364
5 years	rr_ExpenseExampleNoRedemptionYear05	646
10 years	rr_ExpenseExampleNoRedemptionYear10	1,448
1 year	rr_AverageAnnualReturnYear01	12.21%
5 years	rr_AverageAnnualReturnYear05	3.59%
Lifetime	rr_AverageAnnualReturnSinceInception	6.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Service Class | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Lifetime	rr_AverageAnnualReturnSinceInception	5.88%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Service Class | Aggressive Composite
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.58%
5 years	rr_AverageAnnualReturnYear05	4.68%
Lifetime	rr_AverageAnnualReturnSinceInception	9.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
LVIP Delaware Foundation(R) Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Foundation® Aggressive Allocation Fund(Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Foundation® Aggressive Allocation Fund (fund) is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "target risk fund", which bases its asset allocation around a level of risk consistent with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

	LVIP Delaware Foundation® Aggressive Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	40%	15 - 50%
International Equity	30%	15 - 50%
Emerging Markets	10%	0 - 20%
Global Real Estate	0%	0 - 20%
Bonds	18%	10 - 40%
Cash Equivalents	2%	0 - 10%
An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

U.S. Equity Small Cap Core: small companies evaluated based on both growth potential and value.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").

Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the fund's cash, short-term debt securities, and other money market instruments at times when the fund's assets are not fully invested. The fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Derivative Currency Transactions Risk: The exposure to changes in currency exchange rates could result in losses if currencies do not perform as anticipated. While derivative currency transactions may reduce exposure to currency risks, they may also reduce the ability to benefit from favorable changes in currency exchange rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation® Moderate Allocation Fund and the LVIP Delaware Foundation® Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods and the fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Aggressive Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 18% Barclays Capital U.S. Aggregate Index, 18% MSCI EAFE Value Index (net dividends), 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index (net dividends), 10% Russell 1000 Index, 10% MSCI Emerging Markets Index (net dividends), 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Aggressive Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods and the fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 21.21%.The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.02%).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/10
LVIP Delaware Foundation(R) Conservative Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[4]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	502
10 years	rr_ExpenseExampleYear10	1,137
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	281
5 years	rr_ExpenseExampleNoRedemptionYear05	502
10 years	rr_ExpenseExampleNoRedemptionYear10	1,137
Annual Return 2001	rr_AnnualReturn2001	(1.58%)
Annual Return 2002	rr_AnnualReturn2002	(11.08%)
Annual Return 2003	rr_AnnualReturn2003	22.90%
Annual Return 2004	rr_AnnualReturn2004	10.00%
Annual Return 2005	rr_AnnualReturn2005	4.49%
Annual Return 2006	rr_AnnualReturn2006	10.57%
Annual Return 2007	rr_AnnualReturn2007	4.58%
Annual Return 2008	rr_AnnualReturn2008	(26.96%)
Annual Return 2009	rr_AnnualReturn2009	22.85%
Annual Return 2010	rr_AnnualReturn2010	10.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
1 year	rr_AverageAnnualReturnYear01	10.43%
5 years	rr_AverageAnnualReturnYear05	2.76%
10 years	rr_AverageAnnualReturnYear10	3.55%
LVIP Delaware Foundation(R) Conservative Allocation Fund | Standard Class | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
10 years	rr_AverageAnnualReturnYear10	5.84%
LVIP Delaware Foundation(R) Conservative Allocation Fund | Standard Class | Conservative Composite
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.85%
5 years	rr_AverageAnnualReturnYear05	5.54%
10 years	rr_AverageAnnualReturnYear10	5.75%
LVIP Delaware Foundation(R) Conservative Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[4]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	636
10 years	rr_ExpenseExampleYear10	1,426
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	359
5 years	rr_ExpenseExampleNoRedemptionYear05	636
10 years	rr_ExpenseExampleNoRedemptionYear10	1,426
1 year	rr_AverageAnnualReturnYear01	10.15%
5 years	rr_AverageAnnualReturnYear05	2.47%
Lifetime	rr_AverageAnnualReturnSinceInception	4.16%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004
LVIP Delaware Foundation(R) Conservative Allocation Fund | Service Class | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Lifetime	rr_AverageAnnualReturnSinceInception	5.59%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004
LVIP Delaware Foundation(R) Conservative Allocation Fund | Service Class | Conservative Composite
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.85%
5 years	rr_AverageAnnualReturnYear05	5.54%
Lifetime	rr_AverageAnnualReturnSinceInception	6.78%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004
LVIP Delaware Foundation(R) Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Foundation® Conservative Allocation Fund(Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Foundation® Conservative Allocation Fund (fund) is to seek a combination of current income and preservation of capital with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of exepnse to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "target risk fund", which bases its asset allocation around a level of risk consistent with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

	LVIP Delaware Foundation® Conservative Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	20%	5 - 30%
International Equity	15%	5 - 30%
Emerging Markets	5%	0 - 10%
Global Real Estate	0%	0 - 15%
Bonds	58%	30 - 70%
Cash Equivalents	2%	0 - 20%
An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below: U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value. U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential. International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential. International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds). Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly. Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds"). Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the fund's cash, short-term debt securities, and other money market instruments at times when the fund's assets are not fully invested. The fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Derivative Currency Transactions Risk: The exposure to changes in currency exchange rates could result in losses if currencies do not perform as anticipated. While derivative currency transactions may reduce exposure to currency risks, they may also reduce the ability to benefit from favorable changes in currency exchange rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
Because the fund has a greater target percentage of assets allocated to fixed income investments and high yield bonds than the LVIP Delaware Foundation® Moderate Allocation Fund and the LVIP Delaware Foundation® Aggressive Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and high yield bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods and the fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.Information has also been included for the Conservative Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 58% Barclays Capital U.S. Aggregate Index, 9% MSCI EAFE Value Index (net dividends), 6% Russell 1000 Growth Index, 6% Russell 1000 Value Index, 6% MSCI EAFE Growth Index (net dividends), 5% Russell 1000 Index, 5% MSCI Emerging Markets Index (net dividends), 3% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Conservative Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods and the fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 13.45%.The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (15.82%).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor periods ended 12/31/10
LVIP Delaware Foundation(R) Moderate Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	301
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,235
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	301
5 years	rr_ExpenseExampleNoRedemptionYear05	542
10 years	rr_ExpenseExampleNoRedemptionYear10	1,235
Annual Return 2001	rr_AnnualReturn2001	(7.66%)
Annual Return 2002	rr_AnnualReturn2002	(16.27%)
Annual Return 2003	rr_AnnualReturn2003	19.21%
Annual Return 2004	rr_AnnualReturn2004	5.84%
Annual Return 2005	rr_AnnualReturn2005	3.68%
Annual Return 2006	rr_AnnualReturn2006	16.20%
Annual Return 2007	rr_AnnualReturn2007	0.33%
Annual Return 2008	rr_AnnualReturn2008	(22.48%)
Annual Return 2009	rr_AnnualReturn2009	21.04%
Annual Return 2010	rr_AnnualReturn2010	11.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.97%)
1 year	rr_AverageAnnualReturnYear01	11.00%
5 years	rr_AverageAnnualReturnYear05	3.96%
10 years	rr_AverageAnnualReturnYear10	2.08%
LVIP Delaware Foundation(R) Moderate Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	379
5 years	rr_ExpenseExampleYear05	676
10 years	rr_ExpenseExampleYear10	1,522
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	379
5 years	rr_ExpenseExampleNoRedemptionYear05	676
10 years	rr_ExpenseExampleNoRedemptionYear10	1,522
1 year	rr_AverageAnnualReturnYear01	10.73%
5 years	rr_AverageAnnualReturnYear05	4.01%
10 years	rr_AverageAnnualReturnYear10	2.00%
LVIP Delaware Foundation(R) Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Foundation® Moderate Allocation Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Foundation® Moderate Allocation Fund (fund) is to seek capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and sell shares of the funds. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year end, the fund's portfolio turnover rate was 148% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a "target risk fund", which bases its asset allocation around a level of risk consistent with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.
	LVIP Delaware Foundation® Moderate Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	30%	10-40%
International Equity	22.5%	10-40%
Emerging Markets	7.5%	0-15%
Global Real Estate	0%	0-15%
Bonds	38%	20-50%
Cash Equivalents	2%	0-15%
An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below: U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value. U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy. U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential. International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential. International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds). Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly. Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the fund's cash, short-term debt securities, and other money market instruments at times when the fund's assets are not fully invested. The fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
  Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
  Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Derivative Currency Transactions Risk: The exposure to changes in currency exchange rates could result in losses if currencies do not perform as anticipated. While derivative currency transactions may reduce exposure to currency risks, they may also reduce the ability to benefit from favorable changes in currency exchange rates.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation® Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and high yield bonds than the LVIP Delaware Foundation® Aggressive Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and high yield bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's one year, five year and ten year periods compare with those of a broad measure of market performance. Information has also been included for the Moderate Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 38% Barclays Capital U.S. Aggregate Index, 13.5% MSCI EAFE Value Index (net dividends), 9% Russell 1000 Growth Index, 9% Russell 1000 Value Index, 9% MSCI EAFE Growth Index (net dividends), 7.5% Russell 1000 Index, 7.5% MSCI Emerging Markets Index (net dividends), 4.5% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Moderate Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's one year, five year and ten year periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2001 at: 15.47%.The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (16.97%).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/10
LVIP Delaware Foundation(R) Moderate Allocation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
LVIP Delaware Foundation(R) Moderate Allocation Fund | Moderate Composite
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.31%
5 years	rr_AverageAnnualReturnYear05	5.20%
10 years	rr_AverageAnnualReturnYear10	5.52%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[2]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.73% of average daily net assets of the fund (Service Class at 0.98%). The agreement will continue at least through April 30, 2012.
[3]	Since May 15, 2003.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of exepnse to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[5]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.73% of average daily net assets of the fund (Service Class at 0.98%). The agreement will continue at least through April 30, 2012.
[6]	*Since May 19, 2004.